Employee Defined Contribution Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total contributions to the government, employee benefits, expensed as incurred	$ 5,331	$ 3,910	$ 3,199
Employee Benefits From Continuing Operations	5,331	3,910	3,164
Employee benefits from discontinued operations			35
Employee benefits, mandatory contributions to defined contribution retirement plans for full time employees in Hong Kong	$ 2	$ 2	$ 2